Cash Flow Information (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Information (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Cash flows from financing activities	$ 12,783,427	$ 32,118,268	$ 14,981,072
Acquisition of subsidiary	(727,604)	(404,609)	(593,305)
Disposal of subsidiaries		497,060	1,175,894
Convertible promissory notes [Member]
Cash Flow Information (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	5,118,173	3,083,223	1,735,049
Cash flows from financing activities	10,619,667	6,069,422	1,348,174
Issue of shares on conversion of debt	(600,000)	(3,444,872)
Issue of shares on acquisition of subsidiaries
Change in working capital	(50,786)
Transfer other reserve to accumulated losses
Acquisition of subsidiary
Fair value change
Disposal of plant and equipment
Disposal of subsidiaries
Deemed disposal of subsidiaries
Fair value change in derivative financial instruments
Release of other reserve upon sale of financial assets
Redemption of convertible promissory note
Debt discount	(3,943,054)	(589,600)
Balance at ending	11,144,000	5,118,173	3,083,223
Derivative embedded in convertible bonds issued [Member]
Cash Flow Information (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	1,677,178	1,571,939	942,375
Cash flows from financing activities
Issue of shares on conversion of debt
Issue of shares on acquisition of subsidiaries
Change in working capital
Transfer other reserve to accumulated losses
Acquisition of subsidiary
Fair value change			629,564
Disposal of plant and equipment
Disposal of subsidiaries
Deemed disposal of subsidiaries
Fair value change in derivative financial instruments	(228,178)	1,087,578
Release of other reserve upon sale of financial assets
Redemption of convertible promissory note		(1,571,939)
Debt discount		589,600
Balance at ending	1,449,000	1,677,178	1,571,939
Issue of shares [Member]
Cash Flow Information (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	65,464,091	35,970,373	23,784,959
Cash flows from financing activities	2,163,760	26,048,846	12,185,414
Issue of shares on conversion of debt	600,000	3,444,872
Issue of shares on acquisition of subsidiaries	750,000
Change in working capital
Transfer other reserve to accumulated losses
Acquisition of subsidiary
Fair value change
Disposal of plant and equipment
Disposal of subsidiaries
Deemed disposal of subsidiaries
Fair value change in derivative financial instruments
Release of other reserve upon sale of financial assets
Redemption of convertible promissory note
Debt discount
Balance at ending	68,977,851	65,464,091	35,970,373
Other reserves [member]
Cash Flow Information (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	(558,298)	45,392	2,084,870
Cash flows from financing activities
Issue of shares on conversion of debt
Issue of shares on acquisition of subsidiaries
Change in working capital
Transfer other reserve to accumulated losses			(2,084,870)
Acquisition of subsidiary	(722,784)	(558,298)	45,392
Fair value change
Disposal of plant and equipment
Deemed disposal of subsidiaries
Fair value change in derivative financial instruments	(675,430)
Release of other reserve upon sale of financial assets		(45,392)
Redemption of convertible promissory note
Debt discount	3,943,054
Balance at ending	1,986,542	(558,298)	45,392
Amounts due to related companies [Member]
Cash Flow Information (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance at beginning		179,684	183,224
Cash flows from financing activities
Issue of shares on conversion of debt
Change in working capital		(460,477)	160
Transfer other reserve to accumulated losses
Acquisition of subsidiary
Fair value change
Disposal of plant and equipment			(3,700)
Disposal of subsidiaries		192,532
Deemed disposal of subsidiaries		88,261
Fair value change in derivative financial instruments
Release of other reserve upon sale of financial assets
Redemption of convertible promissory note
Debt discount
Balance at ending			179,684
Lease liabilities [member]
Cash Flow Information (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance at beginning		1,367,162
Cash flows from financing activities			1,447,484
Issue of shares on conversion of debt
Change in working capital		(426,157)	(80,322)
Transfer other reserve to accumulated losses
Acquisition of subsidiary
Fair value change
Disposal of plant and equipment
Disposal of subsidiaries
Deemed disposal of subsidiaries		(941,005)
Fair value change in derivative financial instruments
Release of other reserve upon sale of financial assets
Redemption of convertible promissory note
Debt discount
Balance at ending			1,367,162
Amount due to holding company [Member]
Cash Flow Information (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance at beginning			410,674
Cash flows from financing activities
Change in working capital			(410,674)
Transfer other reserve to accumulated losses
Acquisition of subsidiary
Fair value change
Disposal of plant and equipment
Balance at ending
Consolidate [Member]
Cash Flow Information (Details) - Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	71,701,144	42,217,773	29,141,151
Cash flows from financing activities	12,783,427	32,118,268	14,981,072
Issue of shares on conversion of debt
Issue of shares on acquisition of subsidiaries	750,000
Change in working capital	(50,786)	(886,634)	(490,836)
Transfer other reserve to accumulated losses			(2,084,870)
Acquisition of subsidiary	(722,784)	(558,298)	45,392
Fair value change			629,564
Disposal of plant and equipment			(3,700)
Disposal of subsidiaries		192,532
Deemed disposal of subsidiaries		(852,744)
Fair value change in derivative financial instruments	(903,608)	1,087,578	(629,564)
Release of other reserve upon sale of financial assets		(45,392)
Redemption of convertible promissory note		(1,571,939)
Debt discount
Balance at ending	$ 83,557,393	$ 71,701,144	$ 42,217,773